Income Taxes - Reconciliation of Reported Income Tax Expense (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense computed at statutory rate										$ 3,042,000	$ 3,278,000
Stock-based compensation										93,000	33,000
Bank-owned life insurance										(119,000)	(74,000)
Non-deductible meals, entertainment, and dues										57,000	47,000
Tax-exempt income										(2,000)	(2,000)
Non-deductible capital offering expenses											215,000
Non-deductible merger costs										2,000	35,000
Other, net										(14,000)	(37,000)
Income tax expense as reported	$ 608,000	$ 133,000	$ 617,000	$ 955,000	$ 1,354,000	$ 948,000	$ 1,099,000	$ 665,000	$ 783,000	$ 3,059,000	$ 3,495,000	$ 852,000